Commitments and contingencies (Details) ¥ in Thousands, $ in Millions	Nov. 15, 2021 USD ($)	Dec. 31, 2021 CNY (¥)
Within one year		¥ 8,139
Total		9,521
Settlement amount | $	$ 7.5
Office premises
Within one year		4,399
Total		¥ 4,399